Payables and Other Non-current Liabilities - Narrative (Details) € in Millions, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Trade And Other Payables [Line Items]
Payables and other non-current liabilities		€ 3,605	€ 3,546
Additions		1,838	1,530
Non-current portion of non-current borrowings		1,184	1,293
Non-current government grants		47	53
Telefónica Brazil
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings		211	243
Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Additions		183	173
Payment on borrowings		245	657
Service concession arrangements and licenses | Telefónica Germany
Trade And Other Payables [Line Items]
Additions	€ 1,425
Payment on borrowings		108	108
Borrowings		898	998
Non-current portion of non-current borrowings		791	891
Service concession arrangements and licenses | Telefónica Brazil
Trade And Other Payables [Line Items]
Total allocated liabilities		243	331	R$ 1,301	R$ 1,844
Payables and other non-current liabilities		€ 177	€ 214	R$ 949	R$ 1,192